American Century ETF Trust
Statement of Additional Information (SAI) Supplement
Avantis® All Equity Markets ETF
Avantis® All Equity Markets Value ETF
Avantis® All International Markets Equity ETF
Avantis® All International Markets Value ETF
Avantis® Core Fixed Income ETF
Avantis® Core Municipal Fixed Income ETF
Avantis® Credit ETF
Avantis® Emerging Markets Equity ETF
Avantis® Emerging Markets ex-China Equity ETF
Avantis® Emerging Markets Small Cap Equity ETF
Avantis® Emerging Markets Value ETF
Avantis® Inflation Focused Equity ETF
Avantis® International Equity ETF
Avantis® International Large Cap Value ETF
Avantis® International Small Cap Equity ETF
Avantis® International Small Cap Value ETF
Avantis® Moderate Allocation ETF
Avantis® Real Estate ETF
Avantis® Responsible Emerging Markets Equity ETF
Avantis® Responsible International Equity ETF
Avantis® Responsible U.S. Equity ETF
Avantis® Short-Term Fixed Income ETF
Avantis® Total Equity Markets ETF
Avantis® U.S. Equity ETF
Avantis® U.S. Large Cap Equity ETF
Avantis® U.S. Large Cap Value ETF
Avantis® U.S. Mid Cap Equity ETF
Avantis® U.S. Mid Cap Value ETF
Avantis® U.S. Quality ETF
Avantis® U.S. Small Cap Equity ETF
Avantis® U.S. Small Cap Value ETF

Supplement dated March 21, 2026 ■ SAI dated January 1, 2026

The following replaces the first two paragraphs of the Costs Associated with Creation Transactions section on page 40 of the SAI:
A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized

Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). If the costs of executing the transaction exceed the maximum additional charge, such charges will be paid by the fund. Authorized Participants will also bear the costs of transferring the Deposit Securities to a fund. Investors who use the services of a broker or other financial intermediary to acquire fund shares may be charged a fee for such services.
The following table sets forth each fund’s standard creation transaction fees and maximum additional charge (as described above). Transaction fees may be waived in certain circumstances deemed appropriate by the trust. Circumstances in which a fund may waive transaction fees include, but are not limited to, portfolio rebalance transactions and transactions initiated for portfolio cash management purposes.

The following replaces the first two paragraphs of the Costs Associated with Redemption Transactions in the Redemption of Creation Units section on page 41 of the SAI:
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the funds. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). If the costs of executing the transaction exceed the maximum additional charge, such charges will be paid by the fund. Authorized Participants will also bear the costs of transferring the Fund Securities from a fund to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of fund shares may be charged a fee for such services.
The following table sets forth each fund’s standard redemption transaction fees and maximum additional charge (as described above). Transaction fees may be waived in certain circumstances deemed appropriate by the trust. Circumstances in which a fund may waive transaction fees include, but are not limited to, portfolio rebalance transactions and transactions initiated for portfolio cash management purposes.

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